Inventories	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
Inventories:

4.       Inventories:

The amounts shown in the consolidated balance sheets are analyzed as follows:

	December 31, 2018	December 31, 2019
Lubricants	$12,071	$12,293
Bunkers	15,365	38,860
Total	$27,436	$51,153